Accounts receivable, net - Additional Information (Detail) - EUR (€) € in Billions	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Factoring arrangements for cash	€ 2.2	€ 1.3
Regular trade receivables	1.4	0.6
Irrevocable accounts receivable for down payments on systems	€ 0.8	€ 0.7